7. Stock holders' Equity (Details Narrative) (USD $)	6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014 Selling, general and administrative [Member]	Sep. 30, 2014 Selling, general and administrative [Member]
Stock sold under agreement, shares	392,656
Net proceeds from issuance of common stock	$ 1,213,000	$ 0	$ 3,188,000	$ 4,942,000
Stock issued for services, shares	32,501
Stock issued for services, amount	76,000		341,000	443,000
Difference between value of stock and services rendered					$ 33,000	$ 62,000